                         SUPPLEMENT DATED JULY 1, 1998
                  TO THE PROSPECTUS DATED JULY 1, 1998 FOR THE
 ASSET ALLOCATION FUND, CAPITAL INCOME FUND, BLUE CHIP FUND, AGGRESSIVE GROWTH
                      FUND, AND INTERNATIONAL EQUITY FUND

     On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present for the election of directors. In addition, with respect to the Asset Allocation, Capital Income, Aggressive Growth and Blue Chip Funds, a quorum of shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the prospectus is amended as follows.

     1. The Asset Allocation, Capital Income, Blue Chip, and Aggressive Growth Funds' and Blue Chip Master Portfolio's investment objectives remain fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's or Blue Chip Master Portfolio's outstanding shares (as defined in the Investment Company Act of 1940)).

     2. The investment policy of the Aggressive Growth Fund that except for temporary defensive periods, the Aggressive Growth Fund will invest at least 65% of its total assets in equity securities will remain fundamental until shareholders approve its redesignation as a non-fundamental policy.

     3. The investment policy that under normal market conditions the Capital Income Fund may not invest less than 65% of its total assets in convertible securities remains fundamental until shareholders approve its redesignation as a non-fundamental policy.

     4. The Asset Allocation Fund, Capital Income Fund, Aggressive Growth Fund and Blue Chip Master Portfolio may not (i) invest more than 10% of their respective total assets in illiquid securities; (ii) lend securities in excess of 10%, 30%, 30% and 10% of their respective total assets and (iii) borrow money in excess of 5%, 10%, 10% and 5% of their respective total assets.

PHF-0010

                         SUPPLEMENT DATED JULY 1, 1998
                  TO THE PROSPECTUS DATED JULY 1, 1998 FOR THE
 NATIONAL MUNICIPAL BOND FUND, CALIFORNIA MUNICIPAL BOND (FORMERLY, CALIFORNIA TAX-EXEMPT BOND) FUND, SHORT-TERM GOVERNMENT FUND, U.S. GOVERNMENT SECURITIES
  FUND, INTERMEDIATE BOND FUND, AND FLEXIBLE INCOME (FORMERLY, CORPORATE BOND)
                                      FUND

     On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the U.S. Government Securities Fund, a quorum of shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the Prospectus is amended as follows.

     1. Until shareholder approval is received to designate it as non-fundamental, the U.S. Government Securities Fund's investment objective remains fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940)).

     2. The current investment policy that under normal market conditions, the U.S. Government Securities Fund may not invest less than 65% of its total assets in GNMA Certificates will remain fundamental. Once shareholder approval is received, the U.S. Government Securities Fund investment policy will be changed so that under normal market conditions, the U.S. Government Securities Fund may not invest less than 65% of its total assets in securities of the U.S. Government, its agencies, instrumentalities and sponsored entities. Such policy will also be redesignated as non-fundamental.

     3. The U.S. Government Securities Funds may not invest more than 10% of its total assets in illiquid securities nor may it borrow money in excess of 10% of the Fund's total assets.

PHF-0009

                         SUPPLEMENT DATED JULY 1, 1998
                  TO THE PROSPECTUS DATED JULY 1, 1998 FOR THE
                              ASSET ALLOCATION FUND


      On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the Asset Allocation Fund, a quorum of shareholders was not present to act on the proposals relating to changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the prospectus is amended as follows.

      Until shareholder approval is received to designate it as non-fundamental, the Asset Allocation Fund's investment objective remains fundamental (i.e., it may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940)). Also, the Asset Allocation Fund may not (i) invest more than 10% of its total assets in illiquid securities (ii) borrow money in excess of 5% of its total assets and (iii) lend securities in excess of 10% of its total assets.

                         SUPPLEMENT DATED JULY 1, 1998
                  TO THE PROSPECTUS DATED JULY 1, 1998 FOR THE
 SRF SHARES OF THE INTERMEDIATE BOND FUND, ASSET ALLOCATION FUND AND BLUE CHIP
                                      FUND

     On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present for the election of directors. In addition, with respect to the Asset Allocation and Blue Chip Funds, a quorum of shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the prospectus is amended as follows.

     1. The Asset Allocation and Blue Chip Funds' and Blue Chip Master Portfolio's investment objectives remain fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's or Blue Chip Master Portfolio's outstanding shares (as defined in the Investment Company Act of 1940)).

     2. The Asset Allocation Fund and Blue Chip Master Portfolio may not (i) invest more than 10% of their respective total assets in illiquid securities;
(ii) lend securities in excess of 10% of their respective total assets and (iii) borrow money in excess of 5% of their respective total assets.

PHF-0011

                         SUPPLEMENT DATED JULY 1, 1998
                 TO THE PROSPECTUSES DATED JULY 1, 1998 FOR THE
   PRIME FUND, TREASURY FUND, TREASURY ONLY FUND, GOVERNMENT FUND, TAX-EXEMPT
             MONEY FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

     On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the Prime Fund, Treasury Fund, and Treasury Only Fund, a quorum of shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the Prospectus is amended as follows.

     1. Until shareholder approval is received to designate them as non-fundamental, the Prime and Treasury Funds' investment objectives remain fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940)).

     2. Until shareholder approval regarding the change in investment objective is received, the investment objective of the Prime and Treasury Funds is to seek high current income and stability of principal. Also, until shareholder approval of the Prime Fund's ability to concentrate its investment in obligations of the banking and finance industry is received, the Fund will not so concentrate.

PHF-0012

                         SUPPLEMENT DATED JULY 1, 1998
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 1998 FOR THE NATIONAL MUNICIPAL BOND FUND, CALIFORNIA MUNICIPAL BOND (FORMERLY, CALIFORNIA
  TAX-EXEMPT BOND) FUND, SHORT-TERM GOVERNMENT FUND, U.S. GOVERNMENT SECURITIES
    FUND, INTERMEDIATE BOND FUND, FLEXIBLE INCOME (FORMERLY, CORPORATE BOND) FUND, CAPITAL INCOME FUND, ASSET ALLOCATION FUND, BLUE CHIP FUND, AGGRESSIVE
                   GROWTH FUND, AND INTERNATIONAL EQUITY FUND


      On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the U.S. Government Securities Fund, Capital Income Fund, Asset Allocation Fund, Blue Chip Fund and Aggressive Growth Fund, a quorum of the shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the Statement of Additional Information is amended as follows.

      1. Mr. Edward S. Bottum and Mr. William P. Carmichael are not directors of the Company. In addition, Mr. Kermit O. Hanson will remain as a director until his successor is elected and qualified.

      Since 1988, Mr. Hanson has served as Vice Chairman of the Advisory Board of the Pacific Rim Bankers Program (a non-profit educational institution) and was its Executive Director from 1977 to 1988. Since 1981, he has been Dean Emeritus of the Graduate School of Business Administration, University of Washington and served as its Dean from 1964 to 1981. Mr. Hanson is a Director of the Washington Federal Savings and Loan Association and was a Trustee of Seafirst Retirement Funds, a registered investment company, from 1993 to 1997. Mr. Hanson is 81 years old, and his address is 17760 14th Avenue, N.W., Shoreline, Washington 98177.

      2. Until shareholder approval is received to designate them as non-fundamental, the U.S. Government Securities, Capital Income, Asset Allocation, Blue Chip, and Aggressive Growth Funds' and Blue Chip Master Portfolio's investment objectives remain fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's or Blue Chip Master Portfolio's outstanding shares (as defined in the Investment Company Act of 1940)).

      3. Until shareholder approval regarding the changes in the fundamental investment objectives, policies and limitations is received, the U.S. Government Securities, Capital Income, Asset Allocation, Blue Chip, and Aggressive Growth Funds' and Blue Chip Master Portfolio's fundamental investment objectives, policies and investment limitations are as follows:

      Neither the Blue Chip or Asset Allocation Funds, nor Blue Chip Master Portfolio, may:

1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these limitations; and provided that all of its assets may be invested in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions without regard to the limitations set forth in this paragraph;

2. Pledge, mortgage or hypothecate the assets of any Fund to any extent greater than 10% of the value of the total assets of that Fund.

3. Make loans to other persons, except that a Fund may make time or demand deposits with banks, provided that time deposits shall not have an aggregate value in excess of 10% of a Fund's net assets, and may purchase bonds, debentures or similar obligations that are publicly distributed, may loan portfolio securities not in excess of 10% of the value of the total assets of such Fund, and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the value of the total assets of a Fund.

4. Purchase or sell commodities contracts, except that any Fund may purchase or sell futures contracts on financial instruments, such as bank certificates of deposit and U.S. Government securities, foreign currencies and stock indexes and options on any such futures if such options are written by other persons and if (i) the futures or options are listed on a national securities or commodities exchange, (ii) the aggregate premiums paid on all such options that are held at any time do not exceed 20% of the total net assets of that Fund, and (iii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the total assets of the Fund.

5. Purchase any securities for any Fund that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry; provided that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities; and provided further that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions as the Fund without regard to the limitations set forth in this paragraph.

6. Invest the assets of any Fund in nonmarketable securities that are not readily marketable (including repurchase agreements maturing in more than seven days, securities described in limitation number 3 above, restricted securities, certain OTC options and securities used as cover for such options and stripped mortgage-backed securities) to any extent greater than 10% of the value of the total assets of that Fund; provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof with substantially the same investment objectives, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

7. Borrow money for any Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Fund. Borrowing shall, for purposes of this paragraph, include reverse repurchase agreements. Any borrowings, other than reverse repurchase agreements, will be from banks. The Company will repay all borrowings in any Fund before making additional investments for that Fund and interest paid on such borrowings will reduce income.

8.    Issue senior securities.

9. Underwrite any issue of securities, provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

10. Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations.

11.   Purchase on margin or sell short.

12. Purchase or retain securities of an issuer if those members of the Board of the Company or the Master Investment Trust, Series I, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer, provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

13. Purchase securities of any other investment company (except in connection with a merger, consolidation, acquisition or reorganization) if, immediately after such purchase, the Company (and any companies controlled by it) would own in the aggregate (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company would have an aggregate value in excess of 5% of the value of the total assets of the Company, or (iii) securities issued by such investment company and all other investment companies would have an aggregate value in excess of 10% of the value of the total assets of the Company provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

14. Invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs.

The Aggressive Growth Fund may not:

1. Except for temporary defensive periods, the Aggressive Growth Fund will invest at least 65% of its total assets in equity securities.

2. Purchase or sell real estate (however, the Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies investing in real estate or interests therein).

3.    Underwrite the securities of other issuers.

4.    Purchase securities of companies for the purpose of exercising control.

5. Purchase securities on margin, make short sales of securities or maintain a short position, except that this limitation shall not apply to transactions in futures contracts and related options.

6. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or as may otherwise be permitted by the Investment Company Act of 1940.

7. Purchase securities of any one issuer (other than obligations issued or guaranteed by U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

      In accordance with current regulations of the Securities and Exchange Commission, the Aggressive Growth Fund presently intends to limit its investments in the securities of any single issuer to not more than 5% of its total assets (measured at the time of purchase), except that up to 25% of the Fund's total assets may be invested without regard to this limitation. This intention is not, however, a fundamental policy of the Fund.

8. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) the industry classification of utilities will be determined according to their service. For example, gas, gas transmission, electric and gas, electric and telephone will be considered a separate industry.

9. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements to meet redemptions or for other temporary purposes in amounts up to 10% of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing; or purchase securities at any time after such borrowings (including reverse repurchase agreements) have been entered into and before they are repaid. The Fund's transactions in futures and related options (including the margin posted by the Fund in connection with such transactions) are not subject to this investment limitation.

10. Make loans except that the Fund may purchase or hold debt instruments or enter into repurchase agreements pursuant to its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

11. Purchase securities without available market quotations which cannot be sold without registration or the filing of a notification under Federal or state securities laws, enter into repurchase agreements providing for settlement more than seven days after notice, or purchase any other securities deemed illiquid by the Directors if, as a result, such securities and repurchase agreements would exceed 10% of the Fund's total value.

      The Fund intends that variable amount master demand notes with maturities of nine months or less, as well as any investments in securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Directors or Bank of America (pursuant to guidelines adopted by the Board), will not be subject to this 10% limitation on illiquid securities.

12. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contract and related options.

      The U.S. Government Securities Fund and Capital Income Fund may not:

1. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. Securities issued or guaranteed by the United States Government or its agencies or instrumentalities are not subject to this investment limitation.

2. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

3. Purchase or sell real estate, except that a Fund may, to the extent appropriate to its investment objective, invest in GNMA Certificates and securities issued by companies which invest in real estate or interests therein.

4. Purchase securities on margin (except for such short-term credits as may be necessary for the clearance of transactions), make short sales of securities or maintain a short position.

5. Write or sell puts, calls, straddles, spreads or combinations thereof, except that the Funds may write covered call options.

6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that: (a) a Fund may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs; and (b) a Fund may purchase and sell futures contracts and options on futures contracts.

7. Purchase securities of other investment companies, except (a) securities of money-market funds, to the extent permitted by the Investment Company Act of 1940, or (b) in connection with a merger, consolidation, acquisition or reorganization.

8. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in obligations issued or guaranteed by the federal government and its agencies and instrumentalities; (b) each utility (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

9. Purchase securities of any issuer if as a result the Fund will own more than 10% of the voting securities of such issuer.

10. Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of the Fund's total assets, issue senior securities (as defined in the Investment Company Act of 1940) or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Borrowing may take the form of sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient. The Fund will not purchase any securities while borrowings are outstanding. Interest paid on borrowed funds will reduce the net investment income of the Fund.) For the purpose of this restriction, collateral or escrow arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets, and neither such arrangements nor the purchase of futures contracts are deemed to be the issuance of a senior security.

11. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations; may enter into repurchase agreements with respect to securities; and may lend portfolio securities against collateral consisting of cash or securities of the U.S. Government and its agencies and its agencies and instrumentalities which are consistent with its permitted investments.

12. Invest more than 10% of the value of its total assets in securities with legal or contractual restrictions on resale (including repurchase agreements with terms greater than seven days over the-counter options and the securities covering such options.)

      The Fund intends that investments in securities that are not registered under the 1933 Act but may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Directors or Bank of America (pursuant to guidelines adopted by the Board), will not be subject to this 10% limitation on illiquid securities.

13. Purchase securities of any issuer which has been in continuous operation for less than three years (including operations of its predecessors), except obligations issued or guaranteed by the U.S.
      government or its agencies.

IN ADDITION:

1. Under normal market conditions the U.S. Government Securities Fund may not invest less than 65% of its total assets in GNMA Certificates.

2. Under normal market conditions the Capital Income Fund may not invest less than 65% of its total assets in Convertible Securities. For purposes of this limitation, securities acquired upon the conversion of Convertible Securities are deemed to be Convertible Securities for a period of two months after the effective date of their conversion.

                         SUPPLEMENT DATED JULY 1, 1998
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 1998 FOR THE
                              ASSET ALLOCATION FUND


      On June 19, 1998, Pacific Horizon Funds, Inc. (the "Company") held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of the shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the Asset Allocation Fund, a quorum of the shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the Statement of Additional Information is amended as follows.

      1. Mr. Edward S. Bottum and Mr. William P. Carmichael are not directors of the Company. In addition, Mr. Kermit O. Hanson will remain as a director until his successor is elected and qualified.

      Since 1988, Mr. Hanson has served as Vice Chairman of the Advisory Board of the Pacific Rim Bankers Program (a non-profit educational institution) and was its Executive Director from 1977 to 1988. Since 1981, he has been Dean Emeritus of the Graduate School of Business Administration, University of Washington and served as its Dean from 1964 to 1981. Mr. Hanson is a Director of the Washington Federal Savings and Loan Association and was a Trustee of Seafirst Retirement Funds, a registered investment company, from 1993 to 1997. Mr. Hanson is 81 years old, and his address is 17760 14th Avenue, N.W., Shoreline, Washington 98177.

      2. Until shareholder approval is received to designate them as non-fundamental, the Asset Allocation Fund's investment objective remains fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940)).

      3. Until shareholder approval is received to change the fundamental investment limitations, the Asset Allocation Fund's fundamental investment objectives and limitations are as follows:

      THE ASSET ALLOCATION FUND MAY NOT:

1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these limitations; and provided that all of its assets may be invested in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions without regard to the limitations set forth in this paragraph;

2. Pledge, mortgage or hypothecate the assets of the Fund to any extent greater than 10% of the value of the total assets of the Fund.

3. Make loans to other persons, except that a Fund may make time or demand deposits with banks, provided that time deposits shall not have an aggregate value in excess of 10% of a Fund's net assets, and may purchase bonds, debentures or similar obligations that are publicly distributed, may loan portfolio securities not in excess of 10% of the value of the total assets of such Fund, and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the value of the total assets of a Fund.

4. Purchase or sell commodities contracts, except that the Fund may purchase or sell futures contracts on financial instruments, such as bank certificates of deposit and U.S. Government securities, foreign currencies and stock indexes and options on any such futures if such options are written by other persons and if (i) the futures or options are listed on a national securities or commodities exchange, (ii) the aggregate premiums paid on all such options that are held at any time do not exceed 20% of the total net assets of the Fund, and (iii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the total assets of the Fund.

5. Purchase any securities for the Fund that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry; provided that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities; and provided further that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions as the Fund without regard to the limitations set forth in this paragraph.

6. Invest the assets of the Fund in nonmarketable securities that are not readily marketable (including repurchase agreements maturing in more than seven days, securities described in limitation number 3 above, restricted securities, certain OTC options and securities used as cover for such options and stripped mortgage-backed securities) to any extent greater than 10% of the value of the total assets of the Fund; provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof with substantially the same investment objectives, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

7. Borrow money for the Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Fund. Borrowing shall, for purposes of this paragraph, include reverse repurchase agreements. Any borrowings, other than reverse repurchase agreements, will be from banks. The Company will repay all borrowings in the Fund before making additional investments for the Fund and interest paid on such borrowings will reduce income.

8.    Issue senior securities.

9. Underwrite any issue of securities, provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

10. Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations.

11.   Purchase on margin or sell short.

12. Purchase or retain securities of an issuer if those members of the Board of The Company or the Asset Allocation Master Portfolio of Master Investment Trust, Series I, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer, provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

13. Purchase securities of any other investment company (except in connection with a merger, consolidation, acquisition or reorganization) if, immediately after such purchase, the Company (and any companies controlled by it) would own in the aggregate (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company would have an aggregate value in excess of 5% of the value of the total assets of the Company, or (iii) securities issued by such investment company and all other investment companies would have an aggregate value in excess of 10% of the value of the total assets of the Company provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph.

14. Invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs.

                         SUPPLEMENT DATED JULY 1, 1998
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 1998 FOR THE PRIME FUND, TREASURY FUND, TREASURY ONLY FUND, GOVERNMENT FUND, TAX-EXEMPT MONEY
                FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND


      On June 19, 1998, Pacific Horizon Funds, Inc. held an annual meeting of its shareholders. At the meeting, a number of proposals were presented to the shareholders for their approval, including the election of directors and the approval of a number of changes to fundamental investment objectives, policies and limitations of each of the Funds. A quorum of shareholders of the Company, however, was not present to act on the proposal for the election of directors. In addition, with respect to the Prime Fund, Treasury Fund, and Treasury Only Fund, a quorum of shareholders was not present to act on the proposals relating to the changes in certain fundamental investment objectives, policies and limitations. The meeting has been adjourned until July 20, 1998. Accordingly, until shareholder approval of the proposals is received, the Statement of Additional Information is amended as follows.

      1. Mr. Edward S. Bottum and Mr. William P. Carmichael are not directors of Pacific Horizon Funds, Inc. In addition, Mr. Kermit O. Hanson will remain as a director until his successor is elected and qualified.

      Since 1988, Mr. Hanson has served as Vice Chairman of the Advisory Board of the Pacific Rim Bankers Program (a non-profit educational institution) and was its Executive Director from 1977 to 1988. Since 1981, he has been Dean Emeritus of the Graduate School of Business Administration, University of Washington and served as its Dean from 1964 to 1981. Mr. Hanson is a Director of the Washington Federal Savings and Loan Association and was a Trustee of Seafirst Retirement Funds, a registered investment company, from 1993 to 1997. Mr. Hanson is 81 years old, and his address is 17760 14th Avenue, N.W., Shoreline, Washington 98177.

      2. Until shareholder approval is received to designate them as non-fundamental, the Prime and Treasury Funds' investment objectives remain fundamental (i.e., they may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended)).

      3. Until shareholder approval is received to change the fundamental investment limitations, the Prime, Treasury and Treasury Only Funds' fundamental investment objectives, policies and investment limitations are as follows:

THE PRIME FUND MAY NOT:

1. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by instruments of domestic branches of U.S. banks or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) the industry classification of utilities will be determined according to their service. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

THE TREASURY FUND MAY NOT:

1. Concentrate its investments in any particular industry (excluding obligations of the U.S. Government, obligations of domestic banks, and repurchase agreements), but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry; provided, that nothing in this investment restriction shall affect the Fund's ability to invest a portion or all of its assets in a corresponding investment company with the same investment objective and policies.

PRIME FUND AND TREASURY FUND. Neither the Prime Fund nor the Treasury Fund may:

1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

      In accordance with current regulations of the SEC, the Prime Fund presently will limit its investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period that does not exceed three business days. This intention is not, however, a fundamental policy of the Fund.

2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements to meet redemptions or for other temporary purposes in amounts up to 10% of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of its total assets at the time of such borrowing; or purchase securities at any time after such borrowings (including reverse repurchase agreements) have been entered into and before they are repaid.

3. Purchase securities without available market quotations which cannot be sold without registration or the filing of a notification under federal or state securities laws, enter into repurchase agreements providing for settlement more than seven days after notice, or purchase any other securities deemed illiquid by the Directors if, as a result, such securities and repurchase agreements would exceed 10% of the Fund's total assets.

4. Purchase or sell real estate (however, a Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies investing in real estate or interests therein.

5.    Underwrite the securities of other issuers.

6.    Purchase securities of companies for the purpose of exercising control.

7. Purchase securities on margin, make short sales of securities or maintain a short position.

8. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets.

9. Make loans except that (i) a Fund may purchase or hold debt instruments and enter into repurchase agreements pursuant to its investment objective and policies, and (ii) the Prime Fund may lend portfolio securities.

THE TREASURY ONLY FUND MAY NOT:

1. Invest more than 10% of the Fund's net assets in securities that are not readily marketable (such as repurchase agreements maturing in more than seven days). If changes in the markets of certain securities cause the Fund to exceed such 10% limit, the Fund will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets.

2. Borrow money, except that as a temporary measure for extraordinary or emergency purposes the Fund may borrow from banks in an amount not to exceed 1/3 of the value of its net assets, including the amount borrowed; moreover, the Fund may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund (taken at market value) (it is intended that the Fund would borrow money only from banks and only to accommodate requests for withdrawals while effecting an orderly liquidation of securities).

3. Purchase any security or evidence of interest therein on margin, except that the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities.

4. Underwrite securities issued by other persons, except that all of the assets of the Fund may be invested in a corresponding investment company with the same investment objective and policies and except insofar as a Fund may technically be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in selling a security.

5. Make loans to other persons except (a) through the lending of securities held by the Fund, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or
      (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this investment restriction the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

6. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

7. Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act") if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating the investment restriction regarding borrowing.

8. Concentrate its investments in any particular industry (excluding obligations of the U.S. Government, obligations of domestic banks, and repurchase agreements), but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry; provided, that nothing in this investment restriction shall affect the Fund's ability to invest a portion or all of its assets in a corresponding investment company with the same investment objective and policies.

9. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).